Employee Benefit Plans - Summary of ESOP Shares (Details) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Employee Stock Ownership Plan E S O P Shares In E S O P [Abstract]
Allocated shares	643	603
Shares committed to be released	21	24
Unearned shares	1,113	1,234
Total ESOP Shares	1,777	1,861
Fair value of unearned shares	$ 16,834	$ 17,414